LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 item	Dec. 31, 2009 item	Dec. 31, 2011
LEASES
Number of sale-leaseback agreements		5	5
Average Effective Annual Interest Rate (as a percent)	6.18%
Average Length of Contract	4 years 6 months
Gross amount of assets under sale-leaseback	$ 33.9			$ 33.6